Investment In Affiliates (Details Narrative) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Mar. 13, 2018 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Mar. 31, 2017 USD ($)	Jun. 08, 2017 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 13, 2019 USD ($)	Dec. 03, 2018 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Aug. 03, 2020 shares	Jun. 29, 2020	Dec. 30, 2019 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Schedule of Investments [Line Items]
Long- term debt		$ 488,179				$ 488,179						$ 489,028
Proceeds from long-term debt and financial liability, net						46,475	$ 70,765
Investment in affiliates		25,993				25,993						25,725
Loans receivable from affiliates												$ 16,192
Number of units received | shares		10,987,679				10,987,679						10,987,679
Equity Method Investment, Other than Temporary Impairment		$ (0)	$ (0)			$ 6,900	(0)
Common units outstanding | shares		10,987,679				10,987,679						10,987,679			10,987,679
Investment income		$ (710)	$ 168			$ 968	185
Sub-Panamax and Panamax vessels
Schedule of Investments [Line Items]
Purchase price						56,050				$ 56,083
Navios Europe II
Schedule of Investments [Line Items]
Estimated maximum potential loss												$ 16,097
Navios Europe II | Navios Revolvings Loans II
Schedule of Investments [Line Items]
Loans receivable from affiliates												15,397
Navios Europe II | Navios Term Loans II
Schedule of Investments [Line Items]
Investment in affiliates												$ 700
Navios Europe I
Schedule of Investments [Line Items]
Ownership percentage																				5.00%
Number of vessels acquired																			10
Navios Europe I | Sub-Panamax and Panamax vessels
Schedule of Investments [Line Items]
Number of vessels acquired										5
Purchase price										$ 56,083
Navios Europe I | Navios holdings
Schedule of Investments [Line Items]
Ownership percentage																				47.50%
Navios Europe I | Navios Acquisition
Schedule of Investments [Line Items]
Ownership percentage																				47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe I | Navios Revolving Loans I
Schedule of Investments [Line Items]
Revolving loan facility maximum borrowing capacity																			$ 24,100
Increase in available amount of loan facility													$ 30,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe I | Navios Term Loans I
Schedule of Investments [Line Items]
Long- term debt																			$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II | Navios Revolvings Loans II
Schedule of Investments [Line Items]
Revolving loan facility maximum borrowing capacity																		$ 43,500
Increase in available amount of loan facility				$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II | Navios Term Loans II
Schedule of Investments [Line Items]
Increase in available amount of loan facility				$ 14,000
Navios Europe I I [Member]
Schedule of Investments [Line Items]
Ownership percentage																5.00%
Number of vessels acquired														14
Long- term debt														$ 14,000
Cash purchase price														145,550
Investment in affiliates		$ 700				$ 700
Navios Europe I I [Member] | Sub-Panamax and Panamax vessels
Schedule of Investments [Line Items]
Number of vessels acquired		5				5
Purchase price						$ 56,050
Navios Europe I I [Member] | Navios Revolvings Loans II
Schedule of Investments [Line Items]
Loans receivable from affiliates		$ 15,397				$ 15,397
Navios Europe I I [Member] | Senior Loans II
Schedule of Investments [Line Items]
Proceeds from long-term debt and financial liability, net														131,550
Debt Instrument Unamortized Discount														$ 3,375
Navios Europe I I [Member] | Junior Loan II
Schedule of Investments [Line Items]
Debt instrument face amount																		182,150
Debt instrument fair value																		$ 99,147
Navios Europe I I [Member] | Navios holdings
Schedule of Investments [Line Items]
Ownership percentage																		47.50%
Navios Europe I I [Member] | Navios Acquisition
Schedule of Investments [Line Items]
Ownership percentage																		47.50%
Navios Containers
Schedule of Investments [Line Items]
Ownership percentage		33.50%				33.50%						33.50%
Investment in affiliates		$ 25,993				$ 25,993						$ 24,923					$ 67,526
Limited Partners Capital Account Distribution Shares | shares											855,001
Percentage of partners' capital											2.50%
Equity Method Investment, Other than Temporary Impairment													560
Distribution of Navios Containers' shares													$ 4,243
Common units outstanding | shares		11,592,276				11,592,276						11,592,276
OTTI loss recognized												$ 42,603
Market value of the investment		$ 9,390				$ 9,390						$ 24,923
Navios Containers | With caption Equity in net earnings of affiliated companies
Schedule of Investments [Line Items]
Investment income						$ 968	$ 185
Navios Containers | Private Placement [Member]
Schedule of Investments [Line Items]
Number of shares sold in Private Placement | shares	5,454,546				10,057,645			10,000,000	9,090,909
Proceeds from Issuance of Private Placement	$ 30,000				$ 50,288			$ 50,000	$ 50,000
Sale of Stock, Price Per Share | $ / shares	$ 5.50				$ 5.00			$ 5.00	$ 5.50
Payments to acquire investments	$ 14,460				$ 30,000			$ 10,000	$ 10,000
Number of units received | shares	2,629,095				6,000,000			2,000,000	1,818,182
Sale of Stock, Percentage of Ownership after Transaction								6.80%	6.80%
Navios Containers | Warrant [Member]
Schedule of Investments [Line Items]
Sale of Stock, Percentage of Ownership after Transaction					6.80%
Number of warrants received	9,273
Navios Containers | Navios holdings | Private Placement [Member]
Schedule of Investments [Line Items]
Payments to acquire investments	$ 500				$ 5,000
Number of units received | shares	90,909				1,000,000
Navios Containers | Navios holdings | Warrant [Member]
Schedule of Investments [Line Items]
Sale of Stock, Percentage of Ownership after Transaction					1.70%
Number of warrants received	9,273